Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 515.0	$ 219.7
Total cash and cash equivalents	$ 515.0	$ 219.7	[1]	$ 393.8	$ 393.8		$ 471.0

[1]	Refer note 42.